Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Income (Details) - EBP 033	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase before transfers of assets from this plan	$ 6,966,231
Change in accrued expenses	(1,065)
Change in contributions receivable	(42,969)
Net income per Form 5500	$ 6,922,197